Average Annual Total Returns - SA Wellington Government and Quality Bond Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Bloomberg Barclays U.S. Aggregate A or Better Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate A or Better Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate A or Better Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.11%	3.73%	3.29%	6.92%	3.60%	3.14%	6.88%	3.49%	3.04%	7.10%	3.94%	3.52%